Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in goodwill
Beginning balance	$ 11,668	$ 11,707
Ending balance	11,845	11,668	$ 11,707
Goodwill impairment	0
Cost
Disclosure of reconciliation of changes in goodwill
Beginning balance	11,982	12,022	12,143
Exchange and other adjustments	182	(40)	(121)
Ending balance	12,164	11,982	12,022
Depreciation
Disclosure of reconciliation of changes in goodwill
Beginning balance	(314)	(315)	(318)
Exchange and other adjustments	(5)	1	3
Ending balance	$ (319)	$ (314)	$ (315)